Subsequent events - Narrative (Details) R$ in Millions		12 Months Ended
	Dec. 15, 2025 BRL (R$)	Jun. 30, 2025 BRL (R$) Number
Acquisition of agricultural inputs
Disclosure of non-adjusting events after reporting period [line items]
Transaction related to the acquisition of agricultural inputs from related parties		R$ 165
Agribusiness Receivables Certificate (CRA)
Disclosure of non-adjusting events after reporting period [line items]
Number of subsequent monthly remuneration installments for measuring amount of deposit into an escrow account | Number		4
Number of subsequent monthly remuneration installment must be maintained in an escrow account | Number		1
Subsequent frequency period for additional deposit to be made		6 months
Number of subsequent monthly remuneration installments for measuring amount of deposit into an escrow account, intended for the settlement of future obligations | Number		6
Tax assessment notices [Member]
Disclosure of non-adjusting events after reporting period [line items]
Tax obligations from tax assessment notices		R$ 97
New financing transactions | Financing agreements
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount		R$ 376
New financing transactions | Financing agreements | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity		August 2025
New financing transactions | Financing agreements | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity		May 2030
New financing transactions | Financing agreements | CDI rate | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis (in percent)		2.60%
New financing transactions | Financing agreements | CDI rate | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis (in percent)		7.50%
New financing transactions | Financing agreements | Fixed interest rate | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Average interest rate (as a percent)		8.90%
New financing transactions | Financing agreements | Fixed interest rate | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Average interest rate (as a percent)		115.08%
Corporate reorganization and disposal of equity interest | Triagro Participações S.A.
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	53.30%
Consideration receivable as of disposal date	R$ 400